UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/19

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2019
Invesco Charter Fund
Nasdaq:
A: CHTRX ■ C: CHTCX ■ R: CHRRX ■ S: CHRSX ■ Y: CHTYX ■ R5: CHTVX ■ R6: CHFTX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	10.87%
Class C Shares	10.50
Class R Shares	10.70
Class S Shares	10.93
Class Y Shares	10.96
Class R5 Shares	11.10
Class R6 Shares	11.07
S&P 500 Index▼ (Broad Market Index)	9.76
Russell 1000 Index■ (Style-Specific Index)	10.00
Lipper Large-Cap Core Funds Index♦ (Peer Group Index)	9.23
Source(s): ▼FactSet Research Systems Inc.; ■ RIMES Technologies Corp.; ♦ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trade mark of the Frank Russell Co.
    The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco Charter Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (11/26/68)	10.39%
10 Years	9.72
5 Years	4.34
1 Year	2.72
Class C Shares
Inception (8/04/97)	5.23%
10 Years	9.52
5 Years	4.75
1 Year	6.90
Class R Shares
Inception (6/03/02)	6.65%
10 Years	10.07
5 Years	5.26
1 Year	8.38
Class S Shares
10 Years	10.45%
5 Years	5.63
1 Year	8.76
Class Y Shares
Inception (10/03/08)	8.62%
10 Years	10.61
5 Years	5.79
1 Year	8.92
Class R5 Shares
Inception (7/30/91)	8.21%
10 Years	10.75
5 Years	5.88
1 Year	9.02
Class R6 Shares
10 Years	10.64%
5 Years	5.96
1 Year	9.05
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/26/68)	10.30%
10 Years	10.41
5 Years	3.44
1 Year	–1.97
Class C Shares
Inception (8/04/97)	5.01%
10 Years	10.21
5 Years	3.84
1 Year	2.07
Class R Shares
Inception (6/03/02)	6.37%
10 Years	10.76
5 Years	4.35
1 Year	3.48
Class S Shares
10 Years	11.13%
5 Years	4.71
1 Year	3.81
Class Y Shares
Inception (10/03/08)	8.18%
10 Years	11.31
5 Years	4.87
1 Year	3.98
Class R5 Shares
Inception (7/30/91)	8.04%
10 Years	11.44
5 Years	4.95
1 Year	4.06
Class R6 Shares
10 Years	11.33%
5 Years	5.04
1 Year	4.14
taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.08%, 1.83%, 1.33%, 0.98%, 0.83%, 0.77% and 0.70%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.09%, 1.84%, 1.34%, 0.99%, 0.84%, 0.78% and 0.71%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2021. See current prospectus for more information.
3	Invesco Charter Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco Charter Fund

Schedule of Investments(a)
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.33%
Aerospace & Defense–3.01%
General Dynamics Corp.	185,949	$ 33,232,805
United Technologies Corp.	471,752	67,276,553
		100,509,358
Air Freight & Logistics–1.43%
FedEx Corp.	251,268	47,605,235
Airlines–1.31%
Delta Air Lines, Inc.	749,798	43,705,725
Asset Management & Custody Banks–1.48%
BlackRock, Inc.	101,868	49,430,428
Auto Parts & Equipment–1.48%
Aptiv PLC	576,858	49,436,731
Biotechnology–1.83%
BioMarin Pharmaceutical, Inc. (b)	368,055	31,479,744
Vertex Pharmaceuticals, Inc. (b)	176,032	29,745,888
		61,225,632
Cable & Satellite–3.07%
Comcast Corp., Class A	2,358,954	102,685,268
Casinos & Gaming–1.46%
Wynn Resorts, Ltd.	338,031	48,828,578
Consumer Finance–2.90%
American Express Co.	827,690	97,030,099
Data Processing & Outsourced Services–3.16%
Mastercard, Inc., Class A	414,608	105,409,938
Distillers & Vintners–1.24%
Diageo PLC (United Kingdom)	983,483	41,468,412
Diversified Banks–3.73%
Toronto-Dominion Bank (The) (Canada)	799,010	45,577,625
U.S. Bancorp	1,481,592	78,998,485
		124,576,110
Financial Exchanges & Data–1.64%
Moody’s Corp.	279,291	54,914,196
Footwear–2.18%
NIKE, Inc. Class B	829,486	72,853,755
General Merchandise Stores–2.08%
Dollar General Corp.	551,257	69,507,995
Health Care Equipment–2.75%
Medtronic PLC	564,144	50,101,629
Zimmer Biomet Holdings, Inc.	338,265	41,660,717
		91,762,346
Shares		Value
Health Care Facilities–1.75%
HCA Healthcare, Inc.	459,866	$ 58,508,751
Home Improvement Retail–1.52%
Home Depot, Inc. (The)	249,285	50,779,355
Hotels, Resorts & Cruise Lines–1.92%
Carnival Corp.	1,170,443	64,210,503
Industrial Conglomerates–3.19%
Honeywell International, Inc.	357,697	62,106,930
Siemens AG (Germany)	369,162	44,278,236
		106,385,166
Industrial Machinery–2.32%
Parker-Hannifin Corp.	101,341	18,350,828
Stanley Black & Decker, Inc.	404,190	59,254,254
		77,605,082
Insurance Brokers–2.28%
Marsh & McLennan Cos., Inc.	807,374	76,127,294
Integrated Oil & Gas–3.90%
Chevron Corp.	567,616	68,147,977
Suncor Energy, Inc. (Canada)	1,878,251	61,982,283
		130,130,260
Integrated Telecommunication Services–1.96%
Verizon Communications, Inc.	1,144,724	65,466,766
Interactive Home Entertainment–1.64%
Activision Blizzard, Inc.	1,136,494	54,790,376
Interactive Media & Services–4.93%
Alphabet, Inc. Class C(b)	138,608	164,732,836
Internet & Direct Marketing Retail–3.34%
Alibaba Group Holding Ltd. ADR (China)(b)	225,495	41,845,107
Booking Holdings, Inc. (b)	37,653	69,845,939
		111,691,046
IT Consulting & Other Services–3.92%
Cognizant Technology Solutions Corp., Class A	691,323	50,438,926
EPAM Systems, Inc. (b)	448,028	80,358,302
		130,797,228
Life Sciences Tools & Services–2.71%
Thermo Fisher Scientific, Inc.	326,609	90,617,667
Managed Health Care–2.14%
UnitedHealth Group, Inc.	306,202	71,366,500
Multi-Utilities–2.17%
WEC Energy Group, Inc.	924,896	72,539,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Charter Fund

Shares		Value
Oil & Gas Exploration & Production–1.47%
Concho Resources, Inc.	424,341	$ 48,960,465
Pharmaceuticals–2.30%
Allergan PLC	290,056	42,638,232
Novo Nordisk A/S Class B (Denmark)	699,522	34,207,354
		76,845,586
Property & Casualty Insurance–3.87%
Chubb Ltd.	341,422	49,574,474
Progressive Corp. (The)	1,021,443	79,825,771
		129,400,245
Railroads–1.78%
Norfolk Southern Corp.	290,729	59,314,531
Regional Banks–3.69%
First Republic Bank	608,808	64,302,301
PNC Financial Services Group, Inc. (The)	429,701	58,838,958
		123,141,259
Semiconductors–3.53%
Analog Devices, Inc.	725,545	84,337,351
QUALCOMM, Inc.	391,061	33,682,084
		118,019,435
Shares		Value
Soft Drinks–2.45%
PepsiCo, Inc.	639,021	$ 81,826,639
Systems Software–5.80%
Microsoft Corp.	1,199,447	156,647,778
Oracle Corp.	670,564	37,102,306
		193,750,084
Total Common Stocks & Other Equity Interests (Cost $2,430,069,850)		3,317,956,473

Money Market Funds–0.77%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(c)	8,977,582	8,977,582
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(c)	6,420,144	6,422,070
Invesco Treasury Portfolio, Institutional Class, 2.32%(c)	10,260,094	10,260,094
Total Money Market Funds (Cost $25,659,302)		25,659,746
TOTAL INVESTMENTS IN SECURITIES–100.10% (Cost $2,455,729,152)		3,343,616,219
OTHER ASSETS LESS LIABILITIES–(0.10)%		(3,488,112)
NET ASSETS–100.00%		$3,340,128,107
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Financials	19.59%
Information Technology	16.41
Consumer Discretionary	13.98
Health Care	13.48
Industrials	13.04
Communication Services	11.60
Energy	5.37
Consumer Staples	3.69
Utilities	2.17
Money Market Funds Plus Other Assets Less Liabilities	0.67
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Charter Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $2,430,069,850)	$ 3,317,956,473
Investments in affiliated money market funds, at value (Cost $25,659,302)	25,659,746
Foreign currencies, at value (Cost $711,038)	711,156
Receivable for:
Fund shares sold	340,918
Dividends	3,256,041
Investment for trustee deferred compensation and retirement plans	1,693,402
Other assets	77,657
Total assets	3,349,695,393
Liabilities:
Payable for:
Fund shares reacquired	4,234,501
Amount due custodian	1,677,717
Accrued fees to affiliates	1,655,709
Accrued trustees’ and officers’ fees and benefits	4,828
Accrued other operating expenses	151,276
Trustee deferred compensation and retirement plans	1,843,255
Total liabilities	9,567,286
Net assets applicable to shares outstanding	$3,340,128,107
Net assets consist of:
Shares of beneficial interest	$2,402,720,452
Distributable earnings	937,407,655
$3,340,128,107
Net Assets:
Class A	$ 3,126,037,458
Class C	$ 48,784,747
Class R	$ 20,773,823
Class S	$ 17,773,151
Class Y	$ 96,531,924
Class R5	$ 9,806,254
Class R6	$ 20,420,750
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	179,046,882
Class C	3,005,838
Class R	1,200,004
Class S	1,017,960
Class Y	5,508,328
Class R5	534,822
Class R6	1,114,523
Class A:
Net asset value per share	$ 17.46
Maximum offering price per share (Net asset value of $17.46 ÷ 94.50%)	$ 18.48
Class C:
Net asset value and offering price per share	$ 16.23
Class R:
Net asset value and offering price per share	$ 17.31
Class S:
Net asset value and offering price per share	$ 17.46
Class Y:
Net asset value and offering price per share	$ 17.52
Class R5:
Net asset value and offering price per share	$ 18.34
Class R6:
Net asset value and offering price per share	$ 18.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Charter Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $615,295)	$ 29,936,608
Dividends from affiliated money market funds	454,025
Total investment income	30,390,633
Expenses:
Advisory fees	9,819,634
Administrative services fees	245,274
Distribution fees:
Class A	3,639,609
Class C	432,856
Class R	53,624
Class S	12,734
Transfer agent fees — A, C, R, S and Y	2,680,455
Transfer agent fees — R5	5,113
Transfer agent fees — R6	3,473
Trustees’ and officers’ fees and benefits	35,365
Registration and filing fees	64,198
Reports to shareholders	4,121
Professional services fees	811
Other	(70,710)
Total expenses	16,926,557
Less: Fees waived and expense offset arrangement(s)	(60,297)
Net expenses	16,866,260
Net investment income	13,524,373
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	41,213,506
Foreign currencies	(58,766)
41,154,740
Change in net unrealized appreciation of:
Investment securities	274,167,359
Foreign currencies	21,248
274,188,607
Net realized and unrealized gain	315,343,347
Net increase in net assets resulting from operations	$ 328,867,720
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Charter Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 13,524,373	$ 11,829,540
Net realized gain	41,154,740	312,460,544
Change in net unrealized appreciation (depreciation)	274,188,607	(305,827,517)
Net increase in net assets resulting from operations	328,867,720	18,462,567
Distributions to shareholders from distributable earnings:
Class A	(284,822,261)	(220,440,781)
Class B	—	(751,285)
Class C	(13,185,191)	(10,627,614)
Class R	(2,153,234)	(1,810,151)
Class S	(1,689,390)	(1,275,165)
Class Y	(10,112,841)	(8,540,377)
Class R5	(1,140,864)	(1,952,783)
Class R6	(1,963,685)	(1,266,614)
Total distributions to shareholders from distributable earnings	(315,067,466)	(246,664,770)
Share transactions–net:
Class A	151,683,156	(206,489,185)
Class B	—	(12,744,633)
Class C	(76,568,540)	(22,815,713)
Class R	(2,406,997)	(5,255,412)
Class S	349,590	(523,015)
Class Y	(4,632,234)	(20,054,996)
Class R5	(1,966,403)	(16,618,011)
Class R6	(88,641)	3,396,818
Net increase (decrease) in net assets resulting from share transactions	66,369,931	(281,104,147)
Net increase (decrease) in net assets	80,170,185	(509,306,350)
Net assets:
Beginning of period	3,259,957,922	3,769,264,272
End of period	$3,340,128,107	$3,259,957,922
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Charter Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$ 17.52	$ 0.07	$ 1.59	$ 1.66	$(0.07)	$ (1.65)	$ (1.72)	$ 17.46	10.87%	$ 3,126,037	1.06% (d)	1.06% (d)	0.86% (d)	6%
Year ended 10/31/18	18.75	0.06	(0.04)	0.02	(0.10)	(1.15)	(1.25)	17.52	(0.04)	2,951,279	1.07	1.08	0.35	46
Year ended 10/31/17	18.31	0.09	2.29	2.38	(0.17)	(1.77)	(1.94)	18.75	13.83	3,363,073	1.10	1.11	0.50	30
Year ended 10/31/16	20.30	0.16	0.34	0.50	(0.21)	(2.28)	(2.49)	18.31	3.54	3,467,887	1.11	1.12	0.88	28
Year ended 10/31/15	23.28	0.19	(0.74)	(0.55)	(0.13)	(2.30)	(2.43)	20.30	(2.53)	3,869,488	1.07	1.08	0.89	47
Year ended 10/31/14	22.22	0.12	2.09	2.21	(0.20)	(0.95)	(1.15)	23.28	10.48	4,517,960	1.05	1.07	0.53	23
Class C
Six months ended 04/30/19	16.39	0.01	1.48	1.49	—	(1.65)	(1.65)	16.23	10.50	48,785	1.81 (d)	1.81 (d)	0.11 (d)	6
Year ended 10/31/18	17.65	(0.07)	(0.04)	(0.11)	—	(1.15)	(1.15)	16.39	(0.80)	133,804	1.82	1.83	(0.40)	46
Year ended 10/31/17	17.32	(0.04)	2.16	2.12	(0.02)	(1.77)	(1.79)	17.65	12.98	167,073	1.85	1.86	(0.25)	30
Year ended 10/31/16	19.30	0.02	0.32	0.34	(0.04)	(2.28)	(2.32)	17.32	2.73	200,499	1.86	1.87	0.13	28
Year ended 10/31/15	22.27	0.03	(0.70)	(0.67)	—	(2.30)	(2.30)	19.30	(3.22)	239,765	1.82	1.83	0.14	47
Year ended 10/31/14	21.30	(0.05)	2.01	1.96	(0.04)	(0.95)	(0.99)	22.27	9.64	282,091	1.80	1.82	(0.22)	23
Class R
Six months ended 04/30/19	17.34	0.05	1.57	1.62	—	(1.65)	(1.65)	17.31	10.70	20,774	1.31 (d)	1.31 (d)	0.61 (d)	6
Year ended 10/31/18	18.55	0.02	(0.04)	(0.02)	(0.04)	(1.15)	(1.19)	17.34	(0.24)	23,251	1.32	1.33	0.10	46
Year ended 10/31/17	18.13	0.05	2.26	2.31	(0.12)	(1.77)	(1.89)	18.55	13.53	30,187	1.35	1.36	0.25	30
Year ended 10/31/16	20.12	0.11	0.34	0.45	(0.16)	(2.28)	(2.44)	18.13	3.24	35,654	1.36	1.37	0.63	28
Year ended 10/31/15	23.07	0.13	(0.72)	(0.59)	(0.06)	(2.30)	(2.36)	20.12	(2.72)	44,079	1.32	1.33	0.64	47
Year ended 10/31/14	22.03	0.06	2.07	2.13	(0.14)	(0.95)	(1.09)	23.07	10.19	67,910	1.30	1.32	0.28	23
Class S
Six months ended 04/30/19	17.53	0.08	1.59	1.67	(0.09)	(1.65)	(1.74)	17.46	10.93	17,773	0.96 (d)	0.96 (d)	0.96 (d)	6
Year ended 10/31/18	18.76	0.08	(0.04)	0.04	(0.12)	(1.15)	(1.27)	17.53	0.07	17,317	0.97	0.98	0.45	46
Year ended 10/31/17	18.32	0.11	2.28	2.39	(0.18)	(1.77)	(1.95)	18.76	13.94	19,028	1.00	1.01	0.60	30
Year ended 10/31/16	20.32	0.18	0.34	0.52	(0.24)	(2.28)	(2.52)	18.32	3.63	18,364	1.01	1.02	0.98	28
Year ended 10/31/15	23.30	0.21	(0.74)	(0.53)	(0.15)	(2.30)	(2.45)	20.32	(2.42)	19,329	0.97	0.98	0.99	47
Year ended 10/31/14	22.24	0.14	2.09	2.23	(0.22)	(0.95)	(1.17)	23.30	10.57	23,137	0.95	0.97	0.63	23
Class Y
Six months ended 04/30/19	17.61	0.09	1.59	1.68	(0.12)	(1.65)	(1.77)	17.52	10.96	96,532	0.81 (d)	0.81 (d)	1.11 (d)	6
Year ended 10/31/18	18.84	0.11	(0.04)	0.07	(0.15)	(1.15)	(1.30)	17.61	0.23	101,885	0.82	0.83	0.60	46
Year ended 10/31/17	18.39	0.14	2.29	2.43	(0.21)	(1.77)	(1.98)	18.84	14.13	129,285	0.85	0.86	0.75	30
Year ended 10/31/16	20.40	0.20	0.34	0.54	(0.27)	(2.28)	(2.55)	18.39	3.76	102,182	0.86	0.87	1.13	28
Year ended 10/31/15	23.38	0.25	(0.75)	(0.50)	(0.18)	(2.30)	(2.48)	20.40	(2.24)	183,005	0.82	0.83	1.14	47
Year ended 10/31/14	22.31	0.18	2.09	2.27	(0.25)	(0.95)	(1.20)	23.38	10.75	479,371	0.80	0.82	0.78	23
Class R5
Six months ended 04/30/19	18.34	0.10	1.68	1.78	(0.13)	(1.65)	(1.78)	18.34	11.10	9,806	0.74 (d)	0.74 (d)	1.18 (d)	6
Year ended 10/31/18	19.58	0.13	(0.06)	0.07	(0.16)	(1.15)	(1.31)	18.34	0.25	12,018	0.76	0.77	0.66	46
Year ended 10/31/17	19.05	0.16	2.38	2.54	(0.24)	(1.77)	(2.01)	19.58	14.19	29,835	0.77	0.78	0.83	30
Year ended 10/31/16	21.03	0.23	0.36	0.59	(0.29)	(2.28)	(2.57)	19.05	3.92	38,682	0.75	0.76	1.24	28
Year ended 10/31/15	24.04	0.27	(0.78)	(0.51)	(0.20)	(2.30)	(2.50)	21.03	(2.22)	110,943	0.73	0.74	1.23	47
Year ended 10/31/14	22.90	0.20	2.16	2.36	(0.27)	(0.95)	(1.22)	24.04	10.87	414,713	0.72	0.74	0.86	23
Class R6
Six months ended 04/30/19	18.34	0.11	1.66	1.77	(0.14)	(1.65)	(1.79)	18.32	11.07	20,421	0.67 (d)	0.67 (d)	1.25 (d)	6
Year ended 10/31/18	19.58	0.14	(0.05)	0.09	(0.18)	(1.15)	(1.33)	18.34	0.34	20,404	0.69	0.70	0.73	46
Year ended 10/31/17	19.05	0.17	2.38	2.55	(0.25)	(1.77)	(2.02)	19.58	14.27	18,290	0.69	0.70	0.91	30
Year ended 10/31/16	21.04	0.24	0.36	0.60	(0.31)	(2.28)	(2.59)	19.05	3.99	2,948	0.68	0.69	1.31	28
Year ended 10/31/15	24.05	0.29	(0.77)	(0.48)	(0.23)	(2.30)	(2.53)	21.04	(2.12)	125,997	0.64	0.65	1.32	47
Year ended 10/31/14	22.91	0.22	2.16	2.38	(0.29)	(0.95)	(1.24)	24.05	10.96	135,294	0.63	0.65	0.95	23

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,935,817, $87,289, $21,627, $17,120, $95,325, $10,335 and $19,808 for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Charter Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
11	Invesco Charter Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,
12	Invesco Charter Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.57%
Next $1.8 billion	0.545%
Over $10 billion	0.52%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $23,957.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to
13	Invesco Charter Fund

the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $60,992 in front-end sales commissions from the sale of Class A shares and $424 and $1,022 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2019, the Fund incurred $1,998 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$ 3,273,678,237	$44,278,236	$—	$3,317,956,473
Money Market Funds	25,659,746	—	—	25,659,746
Total Investments	$3,299,337,983	$44,278,236	$—	$ 3,343,616,219
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $36,340.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
14	Invesco Charter Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $197,005,164 and $392,890,816, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 990,912,321
Aggregate unrealized (depreciation) of investments	(106,128,228)
Net unrealized appreciation of investments	$ 884,784,093
Cost of investments for tax purposes is $2,458,832,126.
15	Invesco Charter Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	1,679,416	$ 27,502,000	3,170,069	$ 58,228,262
Class B(b)	—	—	1,210	21,625
Class C	152,299	2,302,163	330,129	5,708,817
Class R	80,183	1,322,070	212,312	3,840,617
Class S	18,448	305,311	26,948	496,453
Class Y	462,227	7,701,205	1,744,023	32,297,466
Class R5	24,122	408,275	47,307	818,104
Class R6	91,319	1,565,450	615,081	11,837,302
Issued as reinvestment of dividends:
Class A	17,496,395	266,994,963	11,640,076	208,473,736
Class B(b)	—	—	42,636	715,869
Class C	883,643	12,574,245	604,288	10,194,340
Class R	142,128	2,153,234	101,923	1,810,151
Class S	110,679	1,688,958	71,238	1,275,165
Class Y	506,566	7,755,521	344,635	6,189,638
Class R5	70,967	1,136,186	104,095	1,946,586
Class R6	106,721	1,707,537	66,133	1,235,374
Conversion of Class B shares to Class A shares:(c)
Class A	—	—	628,757	12,059,566
Class B	—	—	(614,926)	(12,059,566)
Automatic conversion of Class C shares to Class A shares:
Class A	5,154,329	81,531,541	-	-
Class C	(5,536,651)	(81,531,541)	-	-
Reacquired:
Class A	(13,754,423)	(224,345,348)	(26,359,490)	(485,250,749)
Class B(b)	—	—	(139,742)	(1,422,561)
Class C	(655,845)	(9,913,407)	(2,237,465)	(38,718,870)
Class R	(363,549)	(5,882,301)	(599,985)	(10,906,180)
Class S	(99,029)	(1,644,679)	(124,574)	(2,294,633)
Class Y	(1,247,106)	(20,088,960)	(3,164,160)	(58,542,100)
Class R5	(215,389)	(3,510,864)	(1,020,288)	(19,382,701)
Class R6	(196,036)	(3,361,628)	(502,945)	(9,675,858)
Net increase (decrease) in share activity	4,911,414	$ 66,369,931	(15,012,715)	$(281,104,147)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business on January 26, 2018, all outstanding Class B shares were converted to Class A shares.
16	Invesco Charter Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,108.70	$5.54	$ 1,019.54	$5.31	1.06%
Class C	1,000.00	1,105.00	9.45	1,015.82	9.05	1.81
Class R	1,000.00	1,107.00	6.84	1,018.30	6.56	1.31
Class S	1,000.00	1,109.30	5.02	1,020.03	4.81	0.96
Class Y	1,000.00	1,109.60	4.24	1,020.78	4.06	0.81
Class R5	1,000.00	1,111.00	3.87	1,021.12	3.71	0.74
Class R6	1,000.00	1,110.70	3.51	1,021.47	3.36	0.67

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
17	Invesco Charter Fund

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Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-01424 and 002-25469	Invesco Distributors, Inc.	CHT-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ■ C: LCEVX ■ R: DDFRX ■ Y: LCEYX ■ Investor: LCEIX ■ R5: DDFIX ■ R6: LCEFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
19	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	7.61%
Class C Shares	7.18
Class R Shares	7.46
Class Y Shares	7.75
Investor Class Shares	7.64
Class R5 Shares	7.79
Class R6 Shares	7.84
S&P 500 Index▼ (Broad Market Index)	9.76
Russell 1000 Value Index■ (Style-Specific Index)	7.90
Lipper Large-Cap Value Funds Index♦ (Peer Group Index)	7.62
Source(s): ▼FactSet Research Systems Inc.;■ RIMES Technologies Corp.;♦ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell is a trademark of the Frank Russell Co.
    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (12/31/01)	7.30%
10 Years	12.23
5 Years	5.98
1 Year	1.83
Class C Shares
Inception (12/31/01)	7.22%
10 Years	12.03
5 Years	6.39
1 Year	5.96
Class R Shares
Inception (10/25/05)	7.81%
10 Years	12.61
5 Years	6.92
1 Year	7.47
Class Y Shares
Inception (10/3/08)	9.92%
10 Years	13.15
5 Years	7.46
1 Year	8.02
Investor Class Shares
Inception (7/15/05)	7.71%
10 Years	12.92
5 Years	7.25
1 Year	7.86
Class R5 Shares
Inception (10/25/05)	8.41%
10 Years	13.24
5 Years	7.52
1 Year	8.10
Class R6 Shares
10 Years	13.15%
5 Years	7.62
1 Year	8.20
Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (12/31/01)	7.22%
10 Years	13.10
5 Years	5.73
1 Year	0.93
Class C Shares
Inception (12/31/01)	7.13%
10 Years	12.89
5 Years	6.13
1 Year	5.03
Class R Shares
Inception (10/25/05)	7.71%
10 Years	13.50
5 Years	6.66
1 Year	6.54
Class Y Shares
Inception (10/3/08)	9.79%
10 Years	14.05
5 Years	7.19
1 Year	7.03
Investor Class Shares
Inception (7/15/05)	7.60%
10 Years	13.81
5 Years	6.99
1 Year	6.92
Class R5 Shares
Inception (10/25/05)	8.31%
10 Years	14.12
5 Years	7.25
1 Year	7.11
Class R6 Shares
10 Years	14.03%
5 Years	7.35
1 Year	7.21
will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%, 0.56%, 0.76%, 0.52% and 0.42%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.82%, 1.57%, 1.07%, 0.57%, 0.77%, 0.53% and 0.43%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2021. See current prospectus for more information.
3	Invesco Diversified Dividend Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco Diversified Dividend Fund

Schedule of Investments(a)
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.58%
Aerospace & Defense–1.60%
General Dynamics Corp.	1,233,211	$ 220,399,470
Raytheon Co.	499,282	88,667,490
		309,066,960
Air Freight & Logistics–1.06%
United Parcel Service, Inc. Class B	1,934,398	205,471,756
Apparel Retail–1.37%
TJX Cos., Inc. (The)	4,839,037	265,566,351
Apparel, Accessories & Luxury Goods–0.52%
Columbia Sportswear Co.	1,009,342	100,903,920
Asset Management & Custody Banks–0.65%
Federated Investors, Inc. Class B	4,107,506	126,223,659
Brewers–3.20%
Anheuser-Busch InBev S.A./N.V. (Belgium)	2,639,201	234,619,852
Heineken N.V. (Netherlands)	3,559,682	384,830,453
		619,450,305
Construction Machinery & Heavy Trucks–0.95%
Cummins, Inc.	1,105,307	183,801,501
Consumer Finance–1.53%
American Express Co.	2,523,070	295,779,496
Data Processing & Outsourced Services–1.25%
Automatic Data Processing, Inc.	1,477,454	242,878,663
Diversified Chemicals–0.41%
BASF S.E. (Germany)	986,201	80,182,900
Electric Utilities–11.86%
American Electric Power Co., Inc.	3,851,601	329,504,466
Duke Energy Corp.	2,837,159	258,521,928
Entergy Corp.	5,714,620	553,746,678
Exelon Corp.	9,615,956	489,932,958
PPL Corp.	14,146,721	441,519,162
SSE PLC (United Kingdom)	14,927,884	222,787,969
		2,296,013,161
Electrical Components & Equipment–1.84%
ABB Ltd. (Switzerland)	10,671,359	219,616,663
Emerson Electric Co.	1,857,669	131,875,922
nVent Electric PLC	140,277	3,920,742
		355,413,327
Fertilizers & Agricultural Chemicals–0.71%
Nutrien Ltd. (Canada)	2,540,776	137,801,585
Shares		Value
Food Distributors–1.21%
Sysco Corp.	3,323,751	$ 233,892,358
General Merchandise Stores–1.13%
Target Corp.	2,837,121	219,649,908
Health Care Equipment–0.43%
Stryker Corp.	444,145	83,903,432
Household Products–4.72%
Kimberly-Clark Corp.	3,040,107	390,288,936
Procter & Gamble Co. (The)	4,911,414	522,967,363
		913,256,299
Industrial Conglomerates–1.15%
Siemens AG (Germany)	1,854,184	222,395,579
Industrial Machinery–2.59%
Flowserve Corp. (b)	8,128,357	398,533,344
Pentair PLC	2,658,566	103,657,488
		502,190,832
Integrated Oil & Gas–3.79%
Royal Dutch Shell PLC Class B (United Kingdom)	3,003,681	96,297,401
Suncor Energy, Inc. (Canada)	8,238,562	271,687,444
TOTAL S.A. (France)	6,571,991	366,754,953
		734,739,798
Integrated Telecommunication Services–4.86%
AT&T, Inc.	15,503,499	479,988,329
BT Group PLC (United Kingdom)	77,680,905	232,018,309
Deutsche Telekom AG (Germany)	13,721,680	229,530,101
		941,536,739
Motorcycle Manufacturers–1.23%
Harley-Davidson, Inc.	6,401,852	238,340,950
Multi-line Insurance–2.94%
Hartford Financial Services Group, Inc. (The)	10,883,977	569,340,837
Multi-Utilities–6.08%
Consolidated Edison, Inc.	4,321,936	372,378,006
Dominion Energy, Inc.	5,994,740	466,810,404
Sempra Energy	2,648,189	338,835,782
		1,178,024,192
Oil & Gas Equipment & Services–0.80%
Baker Hughes, a GE Co., Class A	6,448,831	154,900,921
Oil & Gas Exploration & Production–1.42%
ConocoPhillips	4,346,440	274,347,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Diversified Dividend Fund

Shares		Value
Packaged Foods & Meats–9.45%
Campbell Soup Co.	8,415,704	$ 325,603,588
Danone S.A. (France)	1,966,094	158,948,809
General Mills, Inc.	12,077,135	621,610,138
Kraft Heinz Co. (The)	3,883,517	129,088,105
Mondelez International, Inc., Class A	7,063,745	359,191,433
Nestle S.A. (Switzerland)	2,443,547	235,391,229
		1,829,833,302
Paper Packaging–2.40%
Avery Dennison Corp.	903,340	99,954,571
International Paper Co.	4,636,245	217,022,629
Sonoco Products Co.	2,355,955	148,566,522
		465,543,722
Personal Products–1.51%
L’Oreal S.A. (France)	1,064,898	292,745,039
Pharmaceuticals–6.77%
Bayer AG (Germany)	3,382,416	225,119,327
Bristol-Myers Squibb Co.	5,282,332	245,258,675
Eli Lilly and Co.	2,655,670	310,819,617
Johnson & Johnson	1,535,208	216,771,369
Merck & Co., Inc.	3,986,432	313,772,063
		1,311,741,051
Property & Casualty Insurance–1.80%
Travelers Cos., Inc. (The)	2,418,346	347,637,237
Regional Banks–7.29%
Cullen/Frost Bankers, Inc.	1,351,957	137,480,507
Fifth Third Bancorp	6,343,016	182,805,721
KeyCorp	5,816,538	102,080,242
M&T Bank Corp.	2,445,647	415,931,185
PNC Financial Services Group, Inc. (The)	1,782,381	244,061,430
Shares		Value
Regional Banks–(continued)
Zions Bancorp. N.A.	6,696,044	$ 330,315,851
		1,412,674,936
Restaurants–0.49%
Darden Restaurants, Inc.	797,846	93,826,690
Soft Drinks–2.76%
Coca-Cola Co. (The)	10,879,346	533,740,715
Specialized REITs–1.34%
Weyerhaeuser Co.	9,708,004	260,174,507
Tobacco–1.47%
Altria Group, Inc.	2,392,287	129,972,953
Philip Morris International, Inc.	1,789,195	154,872,719
		284,845,672
Total Common Stocks & Other Equity Interests (Cost $14,157,621,186)		18,317,835,593

Money Market Funds–5.48%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(c)	371,436,132	371,436,132
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(c)	265,312,087	265,391,680
Invesco Treasury Portfolio, Institutional Class, 2.32%(c)	424,498,438	424,498,438
Total Money Market Funds (Cost $1,061,285,431)		1,061,326,250
TOTAL INVESTMENTS IN SECURITIES–100.06% (Cost $15,218,906,617)		19,379,161,843
OTHER ASSETS LESS LIABILITIES–(0.06)%		(10,939,911)
NET ASSETS–100.00%		$19,368,221,932
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2019 represented 2.06% of the Fund’s Net Assets. See Note 5.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
05/24/2019	Citibank, N.A.	EUR	272,686,818	USD	306,554,793	$152,231
05/24/2019	JPMorgan Chase Bank, N.A.	EUR	271,484,451	USD	305,226,711	175,178
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Diversified Dividend Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
05/24/2019	State Street Bank and Trust Co.	EUR	271,484,451	USD	305,247,615	$ 196,083
Total Forward Foreign Currency Contracts						$523,492

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Consumer Staples	24.32%
Utilities	17.94
Financials	14.21
Industrials	9.19
Health Care	7.20
Energy	6.01
Communication Services	4.86
Consumer Discretionary	4.74
Materials	3.52
Real Estate	1.34
Information Technology	1.25
Money Market Funds Plus Other Assets Less Liabilities	5.42
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Diversified Dividend Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $13,804,686,485)	$17,919,302,249
Investments in affiliates, at value (Cost $1,414,220,132)	1,459,859,594
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	523,492
Foreign currencies, at value (Cost $4,890,118)	4,902,135
Receivable for:
Investments sold	27,621,457
Fund shares sold	87,337,632
Dividends	47,019,769
Investment for trustee deferred compensation and retirement plans	800,027
Other assets	129,160
Total assets	19,547,495,515
Liabilities:
Payable for:
Investments purchased	9,260,393
Fund shares reacquired	155,558,211
Amount due custodian	6,013,632
Accrued fees to affiliates	6,914,656
Accrued trustees’ and officers’ fees and benefits	22,044
Accrued other operating expenses	515,592
Trustee deferred compensation and retirement plans	989,055
Total liabilities	179,273,583
Net assets applicable to shares outstanding	$19,368,221,932
Net assets consist of:
Shares of beneficial interest	$14,855,519,316
Distributable earnings	4,512,702,616
$19,368,221,932
Net Assets:
Class A	$ 5,040,477,824
Class C	$ 481,694,586
Class R	$ 275,094,295
Class Y	$ 2,599,653,648
Investor Class	$ 1,825,178,332
Class R5	$ 3,883,670,500
Class R6	$ 5,262,452,747
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	255,146,638
Class C	24,715,234
Class R	13,878,895
Class Y	131,446,906
Investor Class	92,431,729
Class R5	196,578,109
Class R6	266,332,403
Class A:
Net asset value per share	$ 19.76
Maximum offering price per share (Net asset value of $19.76 ÷ 94.50%)	$ 20.91
Class C:
Net asset value and offering price per share	$ 19.49
Class R:
Net asset value and offering price per share	$ 19.82
Class Y:
Net asset value and offering price per share	$ 19.78
Investor Class:
Net asset value and offering price per share	$ 19.75
Class R5:
Net asset value and offering price per share	$ 19.76
Class R6:
Net asset value and offering price per share	$ 19.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Diversified Dividend Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $7,718,825)	$ 313,060,385
Dividends from affiliates	14,656,920
Total investment income	327,717,305
Expenses:
Advisory fees	37,227,622
Administrative services fees	1,080,107
Custodian fees	36,798
Distribution fees:
Class A	6,068,771
Class C	2,690,325
Class R	715,393
Investor Class	1,582,102
Transfer agent fees — A, C, R, Y and Investor	8,404,112
Transfer agent fees — R5	1,792,530
Transfer agent fees — R6	28,098
Trustees’ and officers’ fees and benefits	160,478
Registration and filing fees	153,136
Reports to shareholders	105,510
Professional services fees	14,612
Other	20,363
Total expenses	60,079,957
Less: Fees waived and expense offset arrangement(s)	(605,745)
Net expenses	59,474,212
Net investment income	268,243,093
Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	255,003,616
Foreign currencies	503,201
Forward foreign currency contracts	43,223,819
298,730,636
Change in net unrealized appreciation (depreciation) of:
Investment securities	873,897,507
Foreign currencies	(48,925)
Forward foreign currency contracts	(19,908,246)
853,940,336
Net realized and unrealized gain	1,152,670,972
Net increase in net assets resulting from operations	$1,420,914,065
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Diversified Dividend Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$ 268,243,093	$ 536,482,893
Net realized gain	298,730,636	917,909,631
Change in net unrealized appreciation (depreciation)	853,940,336	(1,429,295,776)
Net increase in net assets resulting from operations	1,420,914,065	25,096,748
Distributions to shareholders from distributable earnings:
Class A	(293,790,531)	(164,774,412)
Class B	—	(101,750)
Class C	(34,626,551)	(16,786,350)
Class R	(17,337,170)	(9,233,576)
Class Y	(167,208,588)	(118,691,198)
Investor Class	(108,309,845)	(58,326,262)
Class R5	(221,185,451)	(124,983,876)
Class R6	(355,010,235)	(213,238,919)
Total distributions to shareholders from distributable earnings	(1,197,468,371)	(706,136,343)
Share transactions–net:
Class A	(5,893,532)	(884,267,650)
Class B	—	(9,425,590)
Class C	(149,295,393)	(183,579,211)
Class R	(34,140,196)	(42,483,297)
Class Y	(267,230,553)	(1,327,883,943)
Investor Class	(13,570,956)	(240,151,819)
Class R5	103,461,904	(29,888,681)
Class R6	(690,100,757)	(218,978,810)
Net increase (decrease) in net assets resulting from share transactions	(1,056,769,483)	(2,936,659,001)
Net increase (decrease) in net assets	(833,323,789)	(3,617,698,596)
Net assets:
Beginning of period	20,201,545,721	23,819,244,317
End of period	$19,368,221,932	$20,201,545,721
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Diversified Dividend Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$ 19.55	$0.24	$ 1.15	$ 1.39	$(0.28)	$(0.90)	$ (1.18)	$ 19.76	7.61%	$5,040,478	0.81% (d)	0.82% (d)	2.59% (d)	3%
Year ended 10/31/18	20.18	0.44	(0.49)	(0.05)	(0.43)	(0.15)	(0.58)	19.55	(0.28)	4,979,893	0.79	0.80	2.17	10
Year ended 10/31/17	18.83	0.37	1.79	2.16	(0.34)	(0.47)	(0.81)	20.18	11.65	6,029,664	0.80	0.82	1.85	8
Year ended 10/31/16	18.78	0.33	0.76	1.09	(0.31)	(0.73)	(1.04)	18.83	6.27	5,985,548	0.80	0.82	1.79	11
Year ended 10/31/15	18.17	0.30	0.95	1.25	(0.28)	(0.36)	(0.64)	18.78	7.09	4,715,635	0.82	0.83	1.63	11
Year ended 10/31/14	16.52	0.28	1.78	2.06	(0.25)	(0.16)	(0.41)	18.17	12.68	4,206,935	0.83	0.84	1.59	6
Class C
Six months ended 04/30/19	19.30	0.17	1.12	1.29	(0.20)	(0.90)	(1.10)	19.49	7.18	481,695	1.56 (d)	1.57 (d)	1.84 (d)	3
Year ended 10/31/18	19.92	0.28	(0.47)	(0.19)	(0.28)	(0.15)	(0.43)	19.30	(1.01)	634,394	1.54	1.55	1.42	10
Year ended 10/31/17	18.59	0.21	1.77	1.98	(0.18)	(0.47)	(0.65)	19.92	10.84	840,125	1.55	1.57	1.10	8
Year ended 10/31/16	18.56	0.19	0.74	0.93	(0.17)	(0.73)	(0.90)	18.59	5.41	778,829	1.55	1.57	1.04	11
Year ended 10/31/15	17.95	0.16	0.95	1.11	(0.14)	(0.36)	(0.50)	18.56	6.36	440,482	1.57	1.58	0.88	11
Year ended 10/31/14	16.33	0.14	1.76	1.90	(0.12)	(0.16)	(0.28)	17.95	11.79	348,340	1.58	1.59	0.84	6
Class R
Six months ended 04/30/19	19.61	0.22	1.14	1.36	(0.25)	(0.90)	(1.15)	19.82	7.46	275,094	1.06 (d)	1.07 (d)	2.34 (d)	3
Year ended 10/31/18	20.24	0.39	(0.49)	(0.10)	(0.38)	(0.15)	(0.53)	19.61	(0.52)	306,070	1.04	1.05	1.92	10
Year ended 10/31/17	18.88	0.32	1.80	2.12	(0.29)	(0.47)	(0.76)	20.24	11.40	358,418	1.05	1.07	1.60	8
Year ended 10/31/16	18.84	0.28	0.75	1.03	(0.26)	(0.73)	(0.99)	18.88	5.93	237,638	1.05	1.07	1.54	11
Year ended 10/31/15	18.22	0.26	0.96	1.22	(0.24)	(0.36)	(0.60)	18.84	6.87	204,956	1.07	1.08	1.38	11
Year ended 10/31/14	16.57	0.23	1.79	2.02	(0.21)	(0.16)	(0.37)	18.22	12.36	138,078	1.08	1.09	1.34	6
Class Y
Six months ended 04/30/19	19.57	0.27	1.14	1.41	(0.30)	(0.90)	(1.20)	19.78	7.75	2,599,654	0.56 (d)	0.57 (d)	2.84 (d)	3
Year ended 10/31/18	20.20	0.49	(0.49)	0.00	(0.48)	(0.15)	(0.63)	19.57	(0.03)	2,844,688	0.54	0.55	2.42	10
Year ended 10/31/17	18.85	0.42	1.79	2.21	(0.39)	(0.47)	(0.86)	20.20	11.93	4,278,325	0.55	0.57	2.10	8
Year ended 10/31/16	18.80	0.38	0.75	1.13	(0.35)	(0.73)	(1.08)	18.85	6.53	3,670,662	0.55	0.57	2.04	11
Year ended 10/31/15	18.19	0.35	0.95	1.30	(0.33)	(0.36)	(0.69)	18.80	7.36	1,183,312	0.57	0.58	1.88	11
Year ended 10/31/14	16.54	0.32	1.79	2.11	(0.30)	(0.16)	(0.46)	18.19	12.95	841,750	0.58	0.59	1.84	6
Investor Class
Six months ended 04/30/19	19.54	0.25	1.14	1.39	(0.28)	(0.90)	(1.18)	19.75	7.64 (e)	1,825,178	0.74 (d)(e)	0.75 (d)(e)	2.66 (d)(e)	3
Year ended 10/31/18	20.16	0.45	(0.48)	(0.03)	(0.44)	(0.15)	(0.59)	19.54	(0.19) (e)	1,815,421	0.74 (e)	0.75 (e)	2.22 (e)	10
Year ended 10/31/17	18.81	0.37	1.79	2.16	(0.34)	(0.47)	(0.81)	20.16	11.69 (e)	2,113,750	0.75 (e)	0.77 (e)	1.90 (e)	8
Year ended 10/31/16	18.77	0.33	0.76	1.09	(0.32)	(0.73)	(1.05)	18.81	6.29 (e)	2,114,404	0.76 (e)	0.78 (e)	1.83 (e)	11
Year ended 10/31/15	18.16	0.31	0.96	1.27	(0.30)	(0.36)	(0.66)	18.77	7.16 (e)	2,002,938	0.80 (e)	0.81 (e)	1.65 (e)	11
Year ended 10/31/14	16.51	0.29	1.78	2.07	(0.26)	(0.16)	(0.42)	18.16	12.70 (e)	1,972,400	0.76 (e)	0.77 (e)	1.66 (e)	6
Class R5
Six months ended 04/30/19	19.55	0.27	1.15	1.42	(0.31)	(0.90)	(1.21)	19.76	7.79	3,883,671	0.49 (d)	0.50 (d)	2.91 (d)	3
Year ended 10/31/18	20.18	0.50	(0.49)	0.01	(0.49)	(0.15)	(0.64)	19.55	0.02	3,715,586	0.50	0.51	2.46	10
Year ended 10/31/17	18.83	0.43	1.79	2.22	(0.40)	(0.47)	(0.87)	20.18	11.99	3,845,848	0.49	0.51	2.16	8
Year ended 10/31/16	18.78	0.39	0.76	1.15	(0.37)	(0.73)	(1.10)	18.83	6.59	3,410,571	0.50	0.52	2.09	11
Year ended 10/31/15	18.17	0.36	0.95	1.31	(0.34)	(0.36)	(0.70)	18.78	7.41	2,385,096	0.53	0.54	1.92	11
Year ended 10/31/14	16.52	0.33	1.78	2.11	(0.30)	(0.16)	(0.46)	18.17	12.99	1,947,461	0.54	0.55	1.88	6
Class R6
Six months ended 04/30/19	19.55	0.28	1.15	1.43	(0.32)	(0.90)	(1.22)	19.76	7.84	5,262,453	0.39 (d)	0.40 (d)	3.01 (d)	3
Year ended 10/31/18	20.19	0.51	(0.49)	0.02	(0.51)	(0.15)	(0.66)	19.55	0.07	5,905,494	0.40	0.41	2.56	10
Year ended 10/31/17	18.83	0.45	1.79	2.24	(0.41)	(0.47)	(0.88)	20.19	12.15	6,344,022	0.39	0.41	2.26	8
Year ended 10/31/16	18.79	0.41	0.74	1.15	(0.38)	(0.73)	(1.11)	18.83	6.63	2,620,298	0.40	0.42	2.19	11
Year ended 10/31/15	18.17	0.37	0.97	1.34	(0.36)	(0.36)	(0.72)	18.79	7.57	849,176	0.43	0.44	2.02	11
Year ended 10/31/14	16.52	0.35	1.78	2.13	(0.32)	(0.16)	(0.48)	18.17	13.10	937,485	0.44	0.45	1.98	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,895,252, $542,524, $288,529, $2,647,984 , $1,787,058 , $3,737,671 and $5,543,062 for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.18%, 0.20%, 0.20%, 0.21%, 0.23% and 0.18% for the six months ended April 30, 2019 and for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Diversified Dividend Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates
12	Invesco Diversified Dividend Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,
13	Invesco Diversified Dividend Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.60%
Next $350 million	0.55%
Next $1.3 billion	0.50%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.39%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $576,595.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the
14	Invesco Diversified Dividend Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six monthsended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $304,916 in front-end sales commissions from the sale of Class A shares and $13,141 and $10,711 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2019, the Fund incurred $5,401 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$17,012,165,978	$ 1,305,669,615	$—	$18,317,835,593
Money Market Funds	1,061,326,250	—	—	1,061,326,250
Total Investments in Securities	18,073,492,228	1,305,669,615	—	19,379,161,843
Other Investments - Assets*
Forward Foreign Currency Contracts	—	523,492	—	523,492
Total Investments	$18,073,492,228	$1,306,193,107	$—	$ 19,379,685,335

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
15	Invesco Diversified Dividend Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2019:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$523,492
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$523,492
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2019.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank N.A.	$ 152,231	$–	$ 152,231	$–	$–	$ 152,231
JPMorgan Chase Bank, N.A.	175,178	–	175,178	–	–	175,178
State Street Bank and Trust Co.	196,083	–	196,083	–	–	196,083
Total	$ 523,492	$–	$ 523,492	$–	$–	$ 523,492
Effect of Derivative Investments for the six months ended April 30, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$ 43,223,819
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(19,908,246)
Total	$ 23,315,573
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$921,434,869
NOTE 5—Investments in Other Affiliates
The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended April 30, 2019.
	Value 10/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (loss)	Value 04/30/19	Dividend Income
Flowserve Corp.	$ 365,743,226	$ 7,568,321	$ (1,262,668)	$ 26,882,324	$ (397,859)	$ 398,533,344	$ 3,069,076
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
16	Invesco Diversified Dividend Fund

NOTE 7—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $29,150.
NOTE 8—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $469,811,332 and $2,205,959,243, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,756,405,877
Aggregate unrealized (depreciation) of investments	(617,438,100)
Net unrealized appreciation of investments	$4,138,967,777
Cost of investments for tax purposes is $15,240,717,558.
17	Invesco Diversified Dividend Fund

NOTE 11—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019(a)		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	13,476,392	$ 253,586,534	28,924,893	$ 580,423,086
Class B(b)	—	—	6,148	124,354
Class C	1,531,982	28,196,977	3,686,590	73,250,992
Class R	1,033,628	19,616,859	3,552,739	71,570,802
Class Y	18,889,555	353,533,233	46,011,505	929,419,492
Investor Class	887,822	16,796,420	2,089,174	41,892,838
Class R5	30,197,755	560,339,920	48,399,623	956,945,773
Class R6	19,497,140	369,012,997	92,419,916	1,862,795,671
Issued as reinvestment of dividends:
Class A	15,103,603	275,181,528	7,738,483	155,261,455
Class B(b)	—	—	4,758	95,535
Class C	1,746,513	31,324,029	765,384	15,214,465
Class R	948,577	17,325,674	458,168	9,229,628
Class Y	7,488,974	136,518,472	4,846,794	97,341,228
Investor Class	5,522,635	100,573,126	2,694,174	54,011,105
Class R5	11,872,184	216,478,747	6,097,457	122,210,853
Class R6	19,323,456	352,084,983	10,519,733	210,727,661
Conversion of Class B shares to Class A shares:(c)
Class A	—	—	335,663	7,082,493
Class B	—	—	(340,970)	(7,082,493)
Automatic conversion of Class C shares to Class A shares:
Class A	6,234,932	114,240,442	-	-
Class C	(6,317,807)	(114,240,442)	-	-
Reacquired:
Class A	(34,431,384)	(648,902,036)	(81,056,684)	(1,627,034,684)
Class B(b)	—	—	(125,801)	(2,562,986)
Class C	(5,122,718)	(94,575,957)	(13,749,672)	(272,044,668)
Class R	(3,711,947)	(71,082,729)	(6,109,297)	(123,283,727)
Class Y	(40,301,009)	(757,282,258)	(117,286,030)	(2,354,644,663)
Investor Class	(6,906,180)	(130,940,502)	(16,686,410)	(336,055,762)
Class R5	(35,555,494)	(673,356,763)	(54,991,310)	(1,109,045,307)
Class R6	(74,524,102)	(1,411,198,737)	(115,191,624)	(2,292,502,142)
Net increase (decrease) in share activity	(53,115,493)	$ (1,056,769,483)	(146,986,596)	$ (2,936,659,001)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business on January 26, 2018, all outstanding Class B shares were converted to Class A shares.
18	Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,076.10	$ 4.17	$ 1,020.78	$4.06	0.81%
Class C	1,000.00	1,071.80	8.01	1,017.06	7.80	1.56
Class R	1,000.00	1,074.60	5.45	1,019.54	5.31	1.06
Class Y	1,000.00	1,077.50	2.88	1,022.02	2.81	0.56
Investor Class	1,000.00	1,076.40	3.81	1,021.12	3.71	0.74
Class R5	1,000.00	1,077.90	2.52	1,022.36	2.46	0.49
Class R6	1,000.00	1,078.40	2.01	1,022.86	1.96	0.39

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
19	Invesco Diversified Dividend Fund

Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-01424 and 002-25469	Invesco Distributors, Inc.	DDI-SAR-1

Semiannual Report to Shareholders	April 30, 2019
Invesco Summit Fund
Nasdaq:
A: ASMMX ■ C: CSMMX ■ P: SMMIX ■ S: SMMSX ■ Y: ASMYX ■ R5: SMITX ■ R6: SMISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, October 31, 2018 to April 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	12.89%
Class C Shares	12.45
Class P Shares	12.99
Class S Shares	12.94
Class Y Shares	13.02
Class R5 Shares	13.02
Class R6 Shares	13.07
S&P 500 Index▼ (Broad Market Index)	9.76
Russell 1000 Growth Index■ (Style-Specific Index)	12.09
Lipper Multi-Cap Growth Funds Index♦ (Peer Group Index)	13.40
Source(s): ▼FactSet Research Systems Inc.; ■ RIMES Technologies Corp.; ♦ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
2	Invesco Summit Fund

Average Annual Total Returns
As of 4/30/19, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	8.53%
10 Years	14.07
5 Years	12.16
1 Year	8.39
Class C Shares
Inception (10/31/05)	8.38%
10 Years	13.85
5 Years	12.60
1 Year	12.84
Class P Shares
Inception (11/1/82)	9.73%
10 Years	14.89
5 Years	13.61
1 Year	14.90
Class S Shares
10 Years	14.83%
5 Years	13.56
1 Year	14.81
Class Y Shares
Inception (10/3/08)	12.00%
10 Years	15.00
5 Years	13.72
1 Year	15.00
Class R5 Shares
Inception (10/3/08)	12.11%
10 Years	15.10
5 Years	13.79
1 Year	15.04
Class R6 Shares
10 Years	14.78%
5 Years	13.58
1 Year	15.03
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of
Average Annual Total Returns
As of 3/31/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	8.23%
10 Years	14.12
5 Years	10.73
1 Year	4.56
Class C Shares
Inception (10/31/05)	8.08%
10 Years	13.90
5 Years	11.15
1 Year	8.87
Class P Shares
Inception (11/1/82)	9.62%
10 Years	14.93
5 Years	12.15
1 Year	10.85
Class S Shares
10 Years	14.88%
5 Years	12.10
1 Year	10.78
Class Y Shares
Inception (10/3/08)	11.63%
10 Years	15.05
5 Years	12.26
1 Year	10.93
Class R5 Shares
Inception (10/3/08)	11.74%
10 Years	15.16
5 Years	12.35
1 Year	10.99
Class R6 Shares
10 Years	14.83%
5 Years	12.12
1 Year	11.04
taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares was 1.02%, 1.77%, 0.87%, 0.92%, 0.77%, 0.72% and 0.72%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.
The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
3	Invesco Summit Fund

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.
Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
4	Invesco Summit Fund

Schedule of Investments(a)
April 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.89%
Aerospace & Defense–3.68%
Airbus S.E. (France)	281,000	$ 38,412,890
Northrop Grumman Corp.	42,650	12,364,662
Raytheon Co.	95,000	16,871,050
Teledyne Technologies, Inc. (b)	81,000	20,129,310
		87,777,912
Agricultural & Farm Machinery–0.38%
Deere & Co.	55,000	9,109,650
Application Software–4.62%
Adobe, Inc. (b)	13,000	3,760,250
RealPage, Inc. (b)	247,301	16,126,498
salesforce.com, inc. (b)	422,353	69,836,069
Trade Desk, Inc. (The), Class A(b)	93,086	20,616,687
		110,339,504
Asset Management & Custody Banks–1.02%
Ares Management Corp. Series A	795,000	19,437,750
Legg Mason, Inc.	150,000	5,017,500
		24,455,250
Automotive Retail–0.12%
Camping World Holdings, Inc., Class A(c)	192,000	2,864,640
Biotechnology–0.61%
Alexion Pharmaceuticals, Inc. (b)	106,290	14,469,258
Cable & Satellite–1.27%
Altice USA, Inc., Class A(b)	638,800	15,050,128
Charter Communications, Inc., Class A(b)	25,850	9,595,261
DISH Network Corp., Class A(b)	165,100	5,798,312
		30,443,701
Commodity Chemicals–0.63%
Westlake Chemical Corp.	214,242	14,943,379
Consumer Electronics–1.21%
Sony Corp. (Japan)	568,400	28,792,598
Data Processing & Outsourced Services–9.45%
First Data Corp., Class A(b)	509,900	13,186,014
Mastercard, Inc., Class A	172,700	43,907,248
PayPal Holdings, Inc. (b)	371,300	41,871,501
Visa, Inc., Class A	625,710	102,885,495
Worldpay, Inc., Class A(b)	204,000	23,910,840
		225,761,098
Diversified Support Services–1.10%
Cintas Corp.	120,700	26,208,798
Shares		Value
Electronic Equipment & Instruments–0.12%
Keysight Technologies, Inc. (b)	34,000	$ 2,959,020
Environmental & Facilities Services–2.09%
Casella Waste Systems, Inc., Class A(b)	336,661	12,564,189
Clean Harbors, Inc. (b)	172,265	13,092,140
Waste Connections, Inc.	79,865	7,409,076
Waste Management, Inc.	156,600	16,809,444
		49,874,849
Financial Exchanges & Data–0.89%
Intercontinental Exchange, Inc.	167,000	13,585,450
London Stock Exchange Group PLC (United Kingdom)	110,616	7,252,711
S&P Global, Inc.	2,200	485,452
		21,323,613
Health Care Equipment–3.37%
Baxter International, Inc.	46,000	3,509,800
Boston Scientific Corp. (b)	816,172	30,296,304
Intuitive Surgical, Inc. (b)	54,900	28,033,587
Teleflex, Inc.	65,360	18,704,725
		80,544,416
Health Care Services–0.33%
LHC Group, Inc. (b)	70,000	7,777,700
Home Improvement Retail–3.64%
Home Depot, Inc. (The)	149,026	30,356,596
Lowe’s Cos., Inc.	500,490	56,625,439
		86,982,035
Hotels, Resorts & Cruise Lines–2.21%
Norwegian Cruise Line Holdings Ltd. (b)	723,394	40,792,188
Royal Caribbean Cruises Ltd.	98,413	11,902,068
		52,694,256
Industrial Gases–0.16%
Linde PLC (United Kingdom)	21,252	3,830,886
Industrial Machinery–0.45%
Stanley Black & Decker, Inc.	73,000	10,701,800
Interactive Home Entertainment–6.23%
Activision Blizzard, Inc.	786,400	37,912,344
Electronic Arts, Inc. (b)	298,800	28,281,420
Nintendo Co., Ltd. (Japan)	114,500	39,263,952
Sea Ltd. ADR (Thailand)(b)	713,500	17,759,015
Take-Two Interactive Software, Inc. (b)	263,500	25,514,705
		148,731,436
Interactive Media & Services–11.39%
Alphabet, Inc., Class A(b)	4,650	5,575,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Summit Fund

Shares		Value
Interactive Media & Services–(continued)
Alphabet, Inc. Class C(b)	129,336	$ 153,713,249
Facebook, Inc., Class A(b)	582,918	112,736,341
		272,024,754
Internet & Direct Marketing Retail–12.37%
Alibaba Group Holding Ltd. ADR (China)(b)	327,355	60,747,268
Amazon.com, Inc. (b)	117,816	226,974,880
Booking Holdings, Inc. (b)	4,100	7,605,459
		295,327,607
Investment Banking & Brokerage–0.45%
Goldman Sachs Group, Inc. (The)	23,095	4,755,722
LPL Financial Holdings, Inc.	81,000	6,001,290
		10,757,012
Leisure Facilities–0.41%
Six Flags Entertainment Corp.	185,700	9,858,813
Life Sciences Tools & Services–3.95%
Illumina, Inc. (b)	134,763	42,046,056
PRA Health Sciences, Inc. (b)	240,049	23,241,544
Thermo Fisher Scientific, Inc.	104,551	29,007,675
		94,295,275
Managed Health Care–2.14%
Humana, Inc.	35,500	9,067,055
UnitedHealth Group, Inc.	180,600	42,092,442
		51,159,497
Movies & Entertainment–1.50%
IMAX Corp. (b)	401,577	9,790,447
Netflix, Inc. (b)	38,042	14,096,083
Vivendi S.A. (France)	415,000	12,062,030
		35,948,560
Oil & Gas Exploration & Production–1.37%
Extraction Oil & Gas, Inc. (b)(c)	550,000	2,585,000
Noble Energy, Inc.	359,572	9,730,018
Viper Energy Partners L.P.	604,450	20,321,609
		32,636,627
Oil & Gas Refining & Marketing–0.74%
Marathon Petroleum Corp.	145,300	8,844,411
PBF Energy, Inc., Class A	263,400	8,844,972
		17,689,383
Packaged Foods & Meats–4.08%
Conagra Brands, Inc.	400,000	12,312,000
Lamb Weston Holdings, Inc.	156,018	10,929,061
Mondelez International, Inc., Class A	329,500	16,755,075
Mowi ASA (Norway)	768,757	16,702,562
Tyson Foods, Inc., Class A	543,900	40,797,939
		97,496,637
Pharmaceuticals–1.70%
Elanco Animal Health, Inc. (b)	315,000	9,922,500
Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.	302,000	$ 30,755,680
		40,678,180
Railroads–1.06%
Kansas City Southern	124,827	15,371,197
Union Pacific Corp.	56,000	9,914,240
		25,285,437
Regional Banks–0.41%
SVB Financial Group (b)	39,000	9,817,080
Reinsurance–0.20%
Reinsurance Group of America, Inc.	32,000	4,848,320
Semiconductor Equipment–1.96%
Applied Materials, Inc.	548,000	24,150,360
ASML Holding N.V. New York Shares (Netherlands)	108,300	22,615,206
		46,765,566
Semiconductors–3.42%
Broadcom, Inc.	7,500	2,388,000
NVIDIA Corp.	51,300	9,285,300
QUALCOMM, Inc.	200,000	17,226,000
Semtech Corp. (b)	409,500	22,059,765
Silicon Motion Technology Corp. ADR (Taiwan)	804,000	30,744,960
		81,704,025
Soft Drinks–0.10%
Monster Beverage Corp. (b)	40,421	2,409,092
Specialized Consumer Services–0.36%
Service Corp. International	206,400	8,588,304
Specialized REITs–0.48%
Crown Castle International Corp.	45,400	5,710,412
SBA Communications Corp., Class A(b)	28,700	5,847,051
		11,557,463
Specialty Chemicals–0.49%
Sherwin-Williams Co. (The)	25,800	11,734,614
Systems Software–5.08%
Microsoft Corp.	567,746	74,147,628
Palo Alto Networks, Inc. (b)	123,000	30,606,090
ServiceNow, Inc. (b)	60,908	16,537,131
		121,290,849
Technology Hardware, Storage & Peripherals–2.27%
Apple, Inc.	270,000	54,180,900
Trucking–0.38%
Lyft, Inc., Class A(b)(c)	150,000	8,970,000
Total Common Stocks & Other Equity Interests (Cost $1,306,603,354)		2,385,609,794
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Summit Fund

Shares		Value

Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(d)	26,382	$ 26,382
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(d)	18,836	18,842
Invesco Treasury Portfolio, Institutional Class, 2.32%(d)	30,151	30,151
Total Money Market Funds (Cost $75,375)		75,375
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,306,678,729)		2,385,685,169
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.48%
Invesco Government & Agency Portfolio, Institutional Class, 2.34%(d)(e)	8,488,786	8,488,786
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(d)(e)	2,828,747	$ 2,829,595
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,318,381)		11,318,381
TOTAL INVESTMENTS IN SECURITIES–100.37% (Cost $1,317,997,110)		2,397,003,550
OTHER ASSETS LESS LIABILITIES–(0.37)%		(8,801,348)
NET ASSETS–100.00%		$2,388,202,202
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
Portfolio Composition
By sector, based on Net Assets
as of April 30, 2019
Information Technology	26.92%
Communication Services	20.39
Consumer Discretionary	20.32
Health Care	12.10
Industrials	9.14
Consumer Staples	4.18
Financials	2.97
Energy	2.11
Materials	1.28
Real Estate	0.48
Money Market Funds Plus Other Assets Less Liabilities	0.11
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Summit Fund

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $1,306,603,354)[1]	$ 2,385,609,794
Investments in affiliated money market funds, at value (Cost $11,393,756)	11,393,756
Foreign currencies, at value (Cost $658,150)	659,781
Receivable for:
Investments sold	2,680,462
Fund shares sold	1,114,739
Dividends	1,751,944
Investment for trustee deferred compensation and retirement plans	407,657
Other assets	63,095
Total assets	2,403,681,228
Liabilities:
Payable for:
Fund shares reacquired	1,800,896
Amount due custodian	1,226,265
Collateral upon return of securities loaned	11,318,381
Accrued fees to affiliates	576,632
Accrued trustees’ and officers’ fees and benefits	3,562
Accrued other operating expenses	107,194
Trustee deferred compensation and retirement plans	446,096
Total liabilities	15,479,026
Net assets applicable to shares outstanding	$2,388,202,202
Net assets consist of:
Shares of beneficial interest	$1,224,285,314
Distributable earnings	1,163,916,888
$2,388,202,202
Net Assets:
Class A	$ 140,428,272
Class C	$ 15,328,488
Class P	$2,202,407,182
Class S	$ 3,712,368
Class Y	$ 13,747,381
Class R5	$ 88,241
Class R6	$ 12,490,270
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,706,012
Class C	822,755
Class P	103,399,652
Class S	175,876
Class Y	646,931
Class R5	4,133
Class R6	584,733
Class A:
Net asset value per share	$ 20.94
Maximum offering price per share (Net asset value of $20.94 ÷ 94.50%)	$ 22.16
Class C:
Net asset value and offering price per share	$ 18.63
Class P:
Net asset value and offering price per share	$ 21.30
Class S:
Net asset value and offering price per share	$ 21.11
Class Y:
Net asset value and offering price per share	$ 21.25
Class R5:
Net asset value and offering price per share	$ 21.35
Class R6:
Net asset value and offering price per share	$ 21.36

[1]	At April 30, 2019, securities with an aggregate value of $11,056,791 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Summit Fund

Statement of Operations
For the six months ended April 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $353,072)	$ 10,167,815
Dividends from affiliated money market funds (includes securities lending income of $213,181)	307,496
Total investment income	10,475,311
Expenses:
Advisory fees	6,884,455
Administrative services fees	179,874
Custodian fees	43,333
Distribution fees:
Class A	149,302
Class C	78,760
Class P	1,002,796
Class S	2,521
Transfer agent fees — A, C, P, S and Y	1,082,128
Transfer agent fees — R5	38
Transfer agent fees — R6	2,296
Trustees’ and officers’ fees and benefits	27,526
Registration and filing fees	56,181
Reports to shareholders	18,784
Professional services fees	14,434
Other	13,101
Total expenses	9,555,529
Less: Fees waived and expense offset arrangement(s)	(26,998)
Net expenses	9,528,531
Net investment income	946,780
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	88,787,019
Foreign currencies	(12,869)
88,774,150
Change in net unrealized appreciation (depreciation) of:
Investment securities	185,629,783
Foreign currencies	(3,533)
185,626,250
Net realized and unrealized gain	274,400,400
Net increase in net assets resulting from operations	$275,347,180
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Summit Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2019 and the year ended October 31, 2018
(Unaudited)
	April 30, 2019	October 31, 2018
Operations:
Net investment income (loss)	$ 946,780	$ (2,380,420)
Net realized gain	88,774,150	221,027,996
Change in net unrealized appreciation (depreciation)	185,626,250	(62,831,310)
Net increase in net assets resulting from operations	275,347,180	155,816,266
Distributions to shareholders from distributable earnings:
Class A	(11,802,165)	(2,989,383)
Class B	—	(13,801)
Class C	(1,924,446)	(469,794)
Class P	(200,986,497)	(74,612,584)
Class S	(342,326)	(128,917)
Class Y	(1,432,311)	(636,582)
Class R5	(7,405)	(769)
Class R6	(1,111,513)	(439)
Total distributions to shareholders from distributable earnings	(217,606,663)	(78,852,269)
Share transactions–net:
Class A	22,221,252	35,805,441
Class B	—	(369,921)
Class C	(1,319,201)	7,522,064
Class P	124,662,978	(95,477,221)
Class S	235,997	(247,728)
Class Y	(1,420,403)	261,843
Class R5	12,763	55,373
Class R6	1,142,698	11,366,414
Net increase (decrease) in net assets resulting from share transactions	145,536,084	(41,083,735)
Net increase in net assets	203,276,601	35,880,262
Net assets:
Beginning of period	2,184,925,601	2,149,045,339
End of period	$2,388,202,202	$ 2,184,925,601
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Summit Fund

Financial Highlights
April 30, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/19	$ 20.75	$(0.00)	$2.30	$ 2.30	$ —	$ (2.11)	$ (2.11)	$20.94	12.89%	$ 140,428	1.02% (d)	1.02% (d)	(0.05)% (d)	13%
Year ended 10/31/18	20.14	(0.05)	1.41	1.36	—	(0.75)	(0.75)	20.75	6.95	114,570	1.02	1.02	(0.24)	35
Year ended 10/31/17	16.56	(0.02)	4.60	4.58	—	(1.00)	(1.00)	20.14	29.20	77,519	1.04	1.04	(0.13)	31
Year ended 10/31/16	17.59	(0.01)	0.11	0.10	—	(1.13)	(1.13)	16.56	0.81	50,217	1.05	1.05	(0.05)	47
Year ended 10/31/15	18.62	(0.03)	1.44	1.41	—	(2.44)	(2.44)	17.59	8.86	50,349	1.04	1.04	(0.16)	49
Year ended 10/31/14	16.40	(0.03)	2.62	2.59	(0.03)	(0.34)	(0.37)	18.62	16.06	30,382	1.05	1.05	(0.18)	52
Class C
Six months ended 04/30/19	18.77	(0.07)	2.04	1.97	—	(2.11)	(2.11)	18.63	12.45	15,328	1.77 (d)	1.77 (d)	(0.80) (d)	13
Year ended 10/31/18	18.41	(0.19)	1.30	1.11	—	(0.75)	(0.75)	18.77	6.22	16,792	1.77	1.77	(0.99)	35
Year ended 10/31/17	15.34	(0.15)	4.22	4.07	—	(1.00)	(1.00)	18.41	28.15	9,325	1.79	1.79	(0.88)	31
Year ended 10/31/16	16.49	(0.12)	0.10	(0.02)	—	(1.13)	(1.13)	15.34	0.09	5,008	1.80	1.80	(0.80)	47
Year ended 10/31/15	17.73	(0.15)	1.35	1.20	—	(2.44)	(2.44)	16.49	8.02	4,855	1.79	1.79	(0.91)	49
Year ended 10/31/14	15.73	(0.16)	2.50	2.34	—	(0.34)	(0.34)	17.73	15.15	2,337	1.80	1.80	(0.93)	52
Class P
Six months ended 04/30/19	21.05	0.01	2.35	2.36	—	(2.11)	(2.11)	21.30	12.99	2,202,407	0.87 (d)	0.87 (d)	0.10 (d)	13
Year ended 10/31/18	20.39	(0.02)	1.43	1.41	(0.00)	(0.75)	(0.75)	21.05	7.13	2,024,211	0.87	0.87	(0.09)	35
Year ended 10/31/17	16.75	0.00	4.65	4.65	(0.01)	(1.00)	(1.01)	20.39	29.32	2,044,421	0.89	0.89	0.02	31
Year ended 10/31/16	17.75	0.02	0.11	0.13	—	(1.13)	(1.13)	16.75	0.98	1,708,869	0.90	0.90	0.10	47
Year ended 10/31/15	18.74	(0.00)	1.45	1.45	—	(2.44)	(2.44)	17.75	9.03	1,821,733	0.89	0.89	(0.01)	49
Year ended 10/31/14	16.50	(0.01)	2.63	2.62	(0.04)	(0.34)	(0.38)	18.74	16.22	1,829,660	0.90	0.90	(0.03)	52
Class S
Six months ended 04/30/19	20.89	0.00	2.33	2.33	—	(2.11)	(2.11)	21.11	12.94	3,712	0.92 (d)	0.92 (d)	0.05 (d)	13
Year ended 10/31/18	20.24	(0.03)	1.43	1.40	—	(0.75)	(0.75)	20.89	7.12	3,405	0.92	0.92	(0.14)	35
Year ended 10/31/17	16.63	(0.01)	4.62	4.61	(0.00)	(1.00)	(1.00)	20.24	29.29	3,521	0.94	0.94	(0.03)	31
Year ended 10/31/16	17.64	0.01	0.11	0.12	—	(1.13)	(1.13)	16.63	0.92	3,164	0.95	0.95	0.05	47
Year ended 10/31/15	18.66	(0.01)	1.43	1.42	—	(2.44)	(2.44)	17.64	8.90	3,546	0.94	0.94	(0.06)	49
Year ended 10/31/14	16.43	(0.01)	2.62	2.61	(0.04)	(0.34)	(0.38)	18.66	16.18	3,685	0.95	0.95	(0.08)	52
Class Y
Six months ended 04/30/19	21.00	0.02	2.34	2.36	—	(2.11)	(2.11)	21.25	13.02	13,747	0.77 (d)	0.77 (d)	0.20 (d)	13
Year ended 10/31/18	20.34	0.00	1.43	1.43	(0.02)	(0.75)	(0.77)	21.00	7.25	14,818	0.77	0.77	0.01	35
Year ended 10/31/17	16.71	0.02	4.64	4.66	(0.03)	(1.00)	(1.03)	20.34	29.46	13,881	0.79	0.79	0.12	31
Year ended 10/31/16	17.69	0.03	0.12	0.15	—	(1.13)	(1.13)	16.71	1.10	3,576	0.80	0.80	0.20	47
Year ended 10/31/15	18.67	0.02	1.44	1.46	—	(2.44)	(2.44)	17.69	9.13	2,170	0.79	0.79	0.09	49
Year ended 10/31/14	16.45	0.01	2.61	2.62	(0.06)	(0.34)	(0.40)	18.67	16.23	699	0.80	0.80	0.07	52
Class R5
Six months ended 04/30/19	21.09	0.02	2.35	2.37	—	(2.11)	(2.11)	21.35	13.02	88	0.77 (d)	0.77 (d)	0.20 (d)	13
Year ended 10/31/18	20.42	0.01	1.43	1.44	(0.02)	(0.75)	(0.77)	21.09	7.30	73	0.72	0.72	0.06	35
Year ended 10/31/17	16.77	0.03	4.66	4.69	(0.04)	(1.00)	(1.04)	20.42	29.56	20	0.76	0.76	0.15	31
Year ended 10/31/16	17.75	0.04	0.11	0.15	—	(1.13)	(1.13)	16.77	1.10	17	0.74	0.74	0.26	47
Year ended 10/31/15	18.71	0.04	1.44	1.48	—	(2.44)	(2.44)	17.75	9.24	18	0.68	0.68	0.20	49
Year ended 10/31/14	16.46	0.03	2.63	2.66	(0.07)	(0.34)	(0.41)	18.71	16.50	541	0.69	0.69	0.18	52
Class R6
Six months ended 04/30/19	21.09	0.03	2.35	2.38	—	(2.11)	(2.11)	21.36	13.07	12,490	0.71 (d)	0.71 (d)	0.26 (d)	13
Year ended 10/31/18	20.42	0.01	1.43	1.44	(0.02)	(0.75)	(0.77)	21.09	7.29	11,057	0.72	0.72	0.06	35
Year ended 10/31/17(e)	17.61	0.01	2.80	2.81	—	—	—	20.42	15.96	12	0.77 (f)	0.77 (f)	0.14 (f)	31

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $120,431, $15,882, $2,022,214, $3,389, $14,130, $76 and $11,160 for Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of April 4, 2017.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Summit Fund

Notes to Financial Statements
April 30, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares (the Conversion Date).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
12	Invesco Summit Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the
13	Invesco Summit Fund

Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
K.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $10 million	1.00%
Next $140 million	0.75%
Over $150 million	0.625%
For the six months ended April 30, 2019, the effective advisory fees incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset
14	Invesco Summit Fund

arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2019, the Adviser waived advisory fees of $5,154.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2019, IDI advised the Fund that IDI retained $49,978 in front-end sales commissions from the sale of Class A shares and $421 and $602 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2019, the Fund incurred $7,220 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,281,535,941	$104,073,853	$—	$ 2,385,609,794
Money Market Funds	11,393,756	—	—	11,393,756
Total Investments	$ 2,292,929,697	$104,073,853	$—	$2,397,003,550
15	Invesco Summit Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $21,844.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2018.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2019 was $290,029,857 and $358,034,920, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,091,060,775
Aggregate unrealized (depreciation) of investments	(16,284,838)
Net unrealized appreciation of investments	$1,074,775,937
Cost of investments for tax purposes is $1,322,227,613.
16	Invesco Summit Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	1,349,105	$ 26,155,283	2,747,684	$ 58,734,837
Class B(a)	—	—	796	14,719
Class C	175,414	2,966,094	645,661	12,462,679
Class P	715,591	14,035,917	1,343,366	28,723,804
Class S	1,226	23,834	3,893	83,837
Class Y	176,221	3,378,051	600,267	12,700,327
Class R5	500	9,779	2,500	55,861
Class R6	82,494	1,648,876	611,749	13,282,861
Issued as reinvestment of dividends:
Class A	641,732	11,397,152	147,603	2,894,554
Class B(a)	—	—	758	13,577
Class C	111,801	1,772,053	25,759	460,049
Class P	10,930,519	197,405,168	3,694,772	73,415,062
Class S	19,124	342,325	6,502	128,288
Class Y	69,581	1,253,149	30,410	602,431
Class R5	294	5,313	—	—
Class R6	60,394	1,093,129	—	—
Conversion of Class B shares to Class A shares:(b)
Class A	—	—	16,457	354,658
Class B	—	—	(18,081)	(354,658)
Automatic conversion of Class C shares to Class A shares:
Class A	124,040	2,304,205	-	-
Class C	(139,179)	(2,304,205)	-	-
Reacquired:
Class A	(930,814)	(17,635,388)	(1,239,718)	(26,178,608)
Class B(a)	—	—	(2,262)	(43,559)
Class C	(220,069)	(3,753,143)	(283,018)	(5,400,664)
Class P	(4,398,598)	(86,778,107)	(9,145,348)	(197,616,087)
Class S	(7,505)	(130,162)	(21,290)	(459,853)
Class Y	(304,545)	(6,051,603)	(607,343)	(13,040,915)
Class R5	(131)	(2,329)	(23)	(488)
Class R6	(82,403)	(1,599,307)	(88,069)	(1,916,447)
Net increase (decrease) in share activity	8,374,792	$ 145,536,084	(1,526,975)	$ (41,083,735)

(a)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(b)	Effective as of the close of business on January 26, 2018, all outstanding Class B shares were converted to Class A shares.
17	Invesco Summit Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (11/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,128.90	$5.38	$ 1,019.74	$ 5.11	1.02%
Class C	1,000.00	1,124.50	9.32	1,016.02	8.85	1.77
Class P	1,000.00	1,129.90	4.59	1,020.48	4.36	0.87
Class S	1,000.00	1,129.40	4.86	1,020.23	4.61	0.92
Class Y	1,000.00	1,130.20	4.07	1,020.98	3.86	0.77
Class R5	1,000.00	1,130.20	4.07	1,020.98	3.86	0.77
Class R6	1,000.00	1,130.70	3.75	1,021.27	3.56	0.71

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2018 through April 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
18	Invesco Summit Fund

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•	Fund reports and prospectuses
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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-01424 and 002-25469	Invesco Distributors, Inc.	SUM-SAR-1

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee (the “Audit Committee”) of the Registrant’s Board or Trustees (the “Board”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On June 18, 2019, the SEC adopted amendments to the Loan Rule (the “Amendments”) addressing many of the issues that led to the issuance of the no-action letter. The Amendments will become effective and supersede the no-action letter 90 days after publication in the Federal Register. In connection with prior independence determinations, PwC communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PwC is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PwC also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PwC concluded that PwC could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of the Amendments.

During the reporting period, PwC advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager, a PwC Senior Manager and a PwC Director each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 18, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 8, 2019